Share-based payments - Expense and weighted average narrative (Detail) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) yr € / shares	Dec. 31, 2020 EUR (€) yr € / shares	Dec. 31, 2019 EUR (€) yr € / shares
Details expense and weighted average [line items]
Expense for equity-settled share-based payment Materialise	€ 41	€ 102	€ 401
Expense for cash-settled shared-based payment Materialise	€ (874)	€ 1,242	€ (11)
Weighted-average remaining estimated life | yr	3.13	4.31	5.20
Weighted-average fair value of warrants outstanding | € / shares	€ 3.39	€ 3.29	€ 4.48
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period | € / shares	€ 8.07	€ 7.92	€ 7.88
Cash settled liability share options granted	€ 147	€ 1,223	€ 574
Intrinsic-value cash-settled warrants	€ 147	€ 447	€ 120